Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 19,401	$ 27,280
Time deposit	25,000	0
Restricted cash	0	5,234
Accounts receivable, net of allowance for doubtful receivables of US$1,693 and US$1,478 as of December 31, 2016 and 2017, respectively	40,798	30,694
Rebates receivable	1,334	2,250
Prepaid media costs	37,784	34,409
Other current assets	3,107	3,055
Income tax receivable	3	47
Total current assets	127,427	102,969
Non-current assets
Deferred tax assets	850	682
Property and equipment, net	1,165	2,318
Intangible assets, net	10,600	14,804
Goodwill	48,496	48,496
Other assets	284	371
Total non-current assets	61,395	66,671
Total assets	188,822	169,640
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company of US$28 and US$29 as of December 31, 2016 and 2017, respectively)	3,904	9,189
Deferred revenue (including deferred revenue of the consolidated VIE and its subsidiary without recourse to the Company of US$11,878 and US$5,986 as of December 31, 2016 and 2017, respectively)	33,037	25,697
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIE and its subsidiary without recourse to the Company of US$404 and US$804 as of December 31, 2016 and 2017, respectively)	16,129	15,091
Derivative liabilities	0	60,525
Bank borrowings	10,486	12,982
Income tax payable	2,123	2,021
Total current liabilities	65,679	125,505
Non-current liabilities
Deferred tax liabilities	3,159	3,705
Derivative liabilities	0	359
Total non-current liabilities	3,159	4,064
Total liabilities	68,838	129,569
Commitments and contingencies		0
Mezzanine equity
Total mezzanine equity	0	104,383
Shareholders' (deficit)/equity
Treasury shares (2,149,280 and 2,123,382 shares as of December 31, 2016 and 2017, respectively)	(2,093)	(2,468)
Additional paid-in capital	274,294	65,687
Statutory reserves	81	81
Accumulated other comprehensive losses	(3,320)	(3,241)
Accumulated deficit	(149,004)	(124,385)
Total shareholders' (deficit)/equity	119,984	(64,312)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	188,822	169,640
Series A Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	5,597
Series B Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	9,807
Series C Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	10,733
Series D Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	43,956
Series E Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	18,845
Ordinary Shares [Member]
Mezzanine equity
Total mezzanine equity	0	15,445
Ordinary Shares - Class A [Member]
Shareholders' (deficit)/equity
Ordinary shares	21	14
Ordinary Shares - Class B [Member]
Shareholders' (deficit)/equity
Ordinary shares	$ 5	$ 0